Related Party Transactions and Balances (Details)	Oct. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Dividends		$ 6,500,000
Payment of dividends	$ 2,800,000
Payable balance due to shareholders			$ 3,700,000	$ 2,869,720	$ 3,700,000
Other borrowings			1,684,634
Other Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Amount guaranteed			6,000,000
Other borrowings			$ 3,000,000